Lessor Accounting (Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing leases
2020	¥ 128,674
2021	100,569
2022	68,921
2023	39,314
2024	16,363
Thereafter	6,305
Total minimum lease payments receivable	360,146	¥ 351,198
Operating leases
2020	9,893
2021	6,115
2022	3,593
2023	1,116
2024	401
Thereafter	56
Operating Leases, Future Minimum Payments Receivable, Total	¥ 21,174